Employee Incentives - Schedule of Stock Options Activity (Details) shares in Millions	2 Months Ended	12 Months Ended
	Dec. 26, 2020 $ / shares shares	Dec. 28, 2019 $ / shares
Compensation Related Costs [Line Items]
Weighted Average Grant Date Fair Value, Vested		$ 8.64
Time-based Stock Options
Compensation Related Costs [Line Items]
Number of Units, Grants | shares	0.5
Number of Units, Grants in connection with IPO | shares	1.3
Number of Units, Vested | shares	(0.5)
Number of Units, Ending Balance | shares	1.3
Number of Units, Exercisable | shares	0.5
Number of Units, Weighted average strike price	$ 20.00
Weighted Average Grant Date Fair Value, Grants	6.35
Weighted Average Grand Date Fair Value, Grants in connection with IPO	7.70
Weighted Average Grant Date Fair Value, Vested	7.84
Weighted Average Grant Date Fair Value, Ending Balance	$ 7.29
Performance-based Stock Options
Compensation Related Costs [Line Items]
Number of Units, Grants in connection with IPO | shares	0.6
Number of Units, Ending Balance | shares	0.6
Weighted Average Grand Date Fair Value, Grants in connection with IPO	$ 7.84
Weighted Average Grant Date Fair Value, Ending Balance	$ 7.84